Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class I - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.68%
Past 5 years	1.29%
Past 10 years	0.83%